Themes US Cash Flow Champions ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 10.0%
Huntington Bancshares, Inc.	198	$2,519
JPMorgan Chase & Co.	166	28,236
M&T Bank Corp.	22	3,016
PNC Financial Services Group, Inc.	56	8,672
US Bancorp	204	8,829
		51,272

Consumer Discretionary Products - 1.7%
Lennar Corp. - Class A	34	5,068
PulteGroup, Inc.	28	2,890
Whirlpool Corp.	8	974
		8,932

Consumer Staple Products - 2.2%
Altria Group, Inc.	246	9,924
Molson Coors Beverage Co. - Class B	24	1,469
		11,393

Financial Services - 9.1%
American Express Co.	82	15,362
Ameriprise Financial, Inc.	14	5,318
Bank of New York Mellon Corp.	106	5,517
Capital One Financial Corp.	52	6,818
Cboe Global Markets, Inc.	14	2,500
Discover Financial Services	36	4,046
Fidelity National Financial, Inc.	36	1,837
Rocket Cos., Inc. - Class A(a)	14	203
Synchrony Financial	60	2,291
T Rowe Price Group, Inc.	30	3,231
		47,123

Health Care - 24.5%
AbbVie, Inc.	164	25,414
Bristol-Myers Squibb Co.	290	14,880
Cardinal Health, Inc.	36	3,629
CVS Health Corp.	178	14,055
Gilead Sciences, Inc.	172	13,934
Humana, Inc.	18	8,241
McKesson Corp.	18	8,334
Pfizer, Inc.	738	21,246
Quest Diagnostics, Inc.	16	2,206
Regeneron Pharmaceuticals, Inc.(a)	14	12,296
Viatris, Inc.	168	1,819
		126,054

Industrial Products - 0.4%
Snap-on, Inc.	8	2,311

Insurance - 13.4%
Aflac, Inc.	76	6,270
Allstate Corp.	36	5,039
Arch Capital Group Ltd.(a)	50	3,714
Chubb Ltd.	56	12,656
Cincinnati Financial Corp.	22	2,276
Everest Group Ltd.	6	2,121
Globe Life, Inc.	12	1,461
Hartford Financial Services Group, Inc.	42	3,376
Markel Group, Inc.(a)	2	2,840
MetLife, Inc.	90	5,952
Principal Financial Group, Inc.	34	2,675
Progressive Corp.	80	12,742
Travelers Cos., Inc.	32	6,096
W R Berkley Corp.	28	1,980
		69,198

Materials - 3.2%
Dow, Inc.	98	5,374
LyondellBasell Industries NV - Class A	36	3,423
Mosaic Co.	46	1,644
Nucor Corp.	34	5,917
		16,358

Media - 1.3%
Expedia Group, Inc.(a)	20	3,036
Fox Corp. - Class A	36	1,068
Omnicom Group, Inc.	28	2,422
		6,526

NAICS~Semiconductor and Other Electronic Component Manufacturing - 6.5%
Broadcom, Inc.	30	33,488

Oil & Gas - 22.5%
Cheniere Energy, Inc.	34	5,804
Chevron Corp.	144	21,479
ConocoPhillips	168	19,500
Coterra Energy, Inc.	104	2,654
Devon Energy Corp.	88	3,986
Diamondback Energy, Inc.	24	3,722
EOG Resources, Inc.	80	9,676
Exxon Mobil Corp.	208	20,796
Marathon Petroleum Corp.	58	8,605
Occidental Petroleum Corp.	96	5,732
Pioneer Natural Resources Co.	32	7,196
Valero Energy Corp.	50	6,500
		115,650

Retail & Wholesale - Discretionary - 1.5%
Best Buy Co., Inc.	28	2,192
Dillard's, Inc. - Class A	2	807
eBay, Inc.	74	3,228
LKQ Corp.	36	1,720
		7,947

Retail & Wholesale - Staples - 0.9%
Kroger Co.	98	4,480

Software & Tech Services - 1.0%
Cognizant Technology Solutions Corp. - Class A	70	5,287

Tech Hardware & Semiconductors - 1.3%
HP, Inc.	136	4,092
NetApp, Inc.	30	2,645
		6,737
TOTAL COMMON STOCKS (Cost $498,179)		512,756

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 5.25%(b)	2,161	2,161
TOTAL SHORT-TERM INVESTMENTS (Cost $2,161)		2,161

TOTAL INVESTMENTS - 99.9% (Cost $500,340)		$514,917
Other Assets in Excess of Liabilities - 0.1%		691
TOTAL NET ASSETS - 100.0%		$515,608

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Themes ETF Trust

The following is a summary of significant accounting policies consistently followed by Themes Global Systemically Important Banks ETF (“GSIB”), Themes Generative Artificial Intelligence ETF (“WISE”), Themes Natural Monopoly ETF (“CZAR”), Themes Cloud Computing ETF (“CLOD”), Themes US Cash Flow Champions ETF (“USCF”), Themes US R&D Champions ETF (“USRD”), Themes Airlines ETF (“AIRL”), Themes European Luxury ETF (“FINE”), Themes Cybersecurity ETF (“SPAM”), Themes Gold Miners ETF (“AUMI”), and Themes US Small Cap Cash Flow Champions ETF (“SMCF”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by Themes Management Company, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, none of the Funds held any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

Themes US Cash Flow Champions ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$512,756	$–	$–	$512,756
Money Market Funds	2,161	–	–	2,161
Total Investments	$514,917	$–	$–	$514,917

Refer to the Schedule of Investments for industry classifications.